INVESTMENTS - Equity securities without readily determinable fair values (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Investment Holdings [Line Items]
Equity securities without readily determinable fair values	¥ 182		¥ 257
Investment income recognized	806	$ 113	(321)	¥ 188
Cjia/Cjia Group
Summary of Investment Holdings [Line Items]
Equity securities without readily determinable fair values	99		138
Oravel Stays Private limited ("OYO")
Summary of Investment Holdings [Line Items]
Equity securities without readily determinable fair values	¥ 54		54
Accor Hotels ("Accor")
Summary of Investment Holdings [Line Items]
Impairment of equity securities with out readily determinable fair value			¥ 358